UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form.  Please print or type.


  1.  Name and address of issuer:

SM&R Investments, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas  77573


  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):



  3.  Investment Company Act File Number:

811-6477

Securities Act File Number:

33-44021

  4(a).  Last day of fiscal year for which this Form is filed:

July 9, 2010


  4(b).     Check box if this Form is being filed late  (i.e., more
             than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


  Note: If the Form is being filed late, interest must be paid on the registration fee due.


  4(c).     Check box if this is the last time the issuer will be
             filing this Form.









SEC 2393 (6-02)



5. Calculation of registration fee:

 (i) Aggregate sale price of securities
   sold during the fiscal year pursuant to section 24(f):




$289,686,863





 (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:


$341,645,522






(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
     Commission:



$149,631,543






(iv) Total available redemption credits (add Items 5(ii) and 5(iii):


$491,277,065





 (v) Net sales ? if Item 5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:




$





 (vi) Redemption credits available for use in future years ? if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

       	$201,590,202








(vii) Multiplier for determining registration fee
     (See Instruction C.9):

x_____0. 00005580_





(viii) Registration
     fee due [multiply Item 5(v) by Item 5(vii)] (enter ?0? if no fee is due):


=$ 0








6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of
      securities      that were registered under the Securities Act
      of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___0___. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _NA___.

7.	Interest due ? if this Form is being filed more
      than 90 days after the end of the issuer?s fiscal year  (see
	Instruction D):

+$_0________________


8.	Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:

=$_0___________

9.	Date the registration fee and any interest payment
                       was sent to the Commission?s lockbox depository:


	Method of Delivery:

		?	Wire Transfer
	?	Mail or other means






SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	____________________________________________
	___MICHAEL W. MCCROSKEY, PRESIDENT & CEO_______________
Date  ____November 16, 2009
* Please print the name and title of the signing officer below the signature.